STOCKHOLDERS' DEFICIENCY: Executive Compensation (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Transaction 8
Sale of Stock, Transaction Date		Feb. 21, 2018
Sale of Stock, Description of Transaction		Company issued the CFO warrants to purchase 50,000 shares of common stock
Sale of Stock, Price Per Share		$ 0.11
Warrants issued to purchase common stock, Value | $		$ 5,255
Transaction 9
Sale of Stock, Transaction Date		Apr. 23, 2018
Sale of Stock, Description of Transaction		Company issued the CFO warrants to purchase 50,000 shares of common stock
Sale of Stock, Price Per Share		$ 0.10
Warrants issued to purchase common stock, Value | $		$ 4,762
Transaction 10
Sale of Stock, Transaction Date		Aug. 14, 2018
Sale of Stock, Description of Transaction		Company issued the CFO warrants to purchase 50,000 shares of common stock
Sale of Stock, Price Per Share		$ 0.12
Warrants issued to purchase common stock, Value | $		$ 5,737
Transaction 11
Sale of Stock, Transaction Date		Nov. 14, 2018
Sale of Stock, Description of Transaction		Company issued the CFO warrants to purchase 50,000 shares of common stock
Sale of Stock, Price Per Share		$ 0.14
Warrants issued to purchase common stock, Value | $		$ 7,695
Executive Compensation
Warrants Outstanding | shares	192,148,956	119,301,754
Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09
Options or Warrants Issued | shares	12,783,672	74,377,862
Options or Warrants Issued, Weighted Average Exercise Price	$ 0.10	$ 0.10
Options or Warrants Exercised | shares	(9,688,917)	0
Options or Warrants Exercised, Weighted Average Exercise Price	$ 0.10	$ 0
Options or Warrants Cancelled | shares	(345,205)	0
Options or Warrants Cancelled, Weighted Average Exercise Price	$ 0.11	$ 0
Options or Warrants Expired | shares	(694,167)	(1,530,660)
Options or Warrants Expired, Weighted Average Exercise Price	$ 0.17	$ 0.26
Warrants Outstanding | shares	194,204,339	192,148,956
Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09
Options or Warrants Outstanding, Number	194,204,339
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.34
Options or Warrants Exercisable, Number	194,204,339
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.09
Executive Compensation | Option or Warrant 1
Options or Warrants Outstanding, Exercise Price	$ 0.05
Options or Warrants Outstanding, Number	1,250,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.70
Options or Warrants Exercisable, Exercise Price	$ 0.05
Options or Warrants Exercisable, Number	1,250,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.05
Executive Compensation | Option or Warrant 2
Options or Warrants Outstanding, Exercise Price	$ 0.06
Options or Warrants Outstanding, Number	16,050,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.59
Options or Warrants Exercisable, Exercise Price	$ 0.06
Options or Warrants Exercisable, Number	16,050,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.06
Executive Compensation | Option or Warrant 3
Options or Warrants Outstanding, Exercise Price	$ 0.07
Options or Warrants Outstanding, Number	3,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.70
Options or Warrants Exercisable, Exercise Price	$ 0.07
Options or Warrants Exercisable, Number	3,000,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.07
Executive Compensation | Option or Warrant 4
Options or Warrants Outstanding, Exercise Price	$ 0.08
Options or Warrants Outstanding, Number	36,905,977
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.18
Options or Warrants Exercisable, Exercise Price	$ 0.08
Options or Warrants Exercisable, Number	36,905,977
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.08
Executive Compensation | Option or Warrant 5
Options or Warrants Outstanding, Exercise Price	$ 0.09
Options or Warrants Outstanding, Number	704,833
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.53
Options or Warrants Exercisable, Exercise Price	$ 0.09
Options or Warrants Exercisable, Number	704,833
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.09
Executive Compensation | Option or Warrant 6
Options or Warrants Outstanding, Exercise Price	$ 0.10
Options or Warrants Outstanding, Number	131,038,734
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.13
Options or Warrants Exercisable, Exercise Price	$ 0.10
Options or Warrants Exercisable, Number	131,038,734
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.10
Executive Compensation | Option or Warrant 7
Options or Warrants Outstanding, Exercise Price	$ 0.11
Options or Warrants Outstanding, Number	2,204,795
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.42
Options or Warrants Exercisable, Exercise Price	$ 0.11
Options or Warrants Exercisable, Number	2,204,795
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.11
Executive Compensation | Option or Warrant 8
Options or Warrants Outstanding, Exercise Price	$ 0.12
Options or Warrants Outstanding, Number	100,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.12
Options or Warrants Exercisable, Exercise Price	$ 0.12
Options or Warrants Exercisable, Number	100,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.12
Executive Compensation | Option or Warrant 10
Options or Warrants Outstanding, Exercise Price	$ 0.14
Options or Warrants Outstanding, Number	2,550,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.67
Options or Warrants Exercisable, Exercise Price	$ 0.14
Options or Warrants Exercisable, Number	2,550,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.14